Stock-Based Compensation - Stock-based compensation expense (Details) - Class B Common Stock - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 405,843	$ (14,880)	$ 4,717
Cost of services
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	163,025	(7,904)	242
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 242,818	$ (6,976)	$ 4,475